Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio

SA International Index Portfolio

SA Large Cap Growth Index Portfolio

SA Large Cap Index Portfolio

SA Large Cap Value Index Portfolio

SA Mid Cap Index Portfolio

SA Small Cap Index Portfolio

(the “Portfolios” and each, a “Portfolio”)

Supplement dated June 5, 2025 to each Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated May 1, 2025, as supplemented and amended to date

Mr. Paul Whitehead, a portfolio manager of the Portfolios with BlackRock Investment Management, LLC, will be leaving the firm at the end of June 2025. Accordingly, references to Mr. Whitehead are hereby removed from the Portfolios’ Summary Prospectuses, Prospectus and SAI as of the close of business on June 30, 2025.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary

Prospectuses, Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST3179IN.14 (6/25)